Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Beginning balance at Dec. 31, 2013	$ 3,761	$ 14,664	$ 50,808	$ (1,358)	$ (4,866)	$ 63,009
Comprehensive income:
Net income			4,311			4,311
Other comprehensive income (loss)				2,770		2,770
Repurchase of shares					(1,136)	(1,136)
Sale of treasury shares		2			10	12
Cash dividends declared			(1,194)			(1,194)
Balance at Dec. 31, 2014	3,761	14,666	53,925	1,412	(5,992)	67,772
Comprehensive income:
Net income			5,917			5,917
Other comprehensive income (loss)				(15)		(15)
Repurchase of shares					(927)	(927)
Sale of treasury shares		3			11	14
Cash dividends declared			(1,200)			(1,200)
Balance at Dec. 31, 2015	3,761	14,669	58,642	1,397	(6,908)	71,561
Comprehensive income:
Net income			5,521			5,521
Other comprehensive income (loss)				(2,263)		(2,263)
Repurchase of shares					(833)	(833)
Sale of treasury shares		5			13	18
Cash dividends declared			(1,446)			(1,446)
Balance at Dec. 31, 2016	$ 3,761	$ 14,674	$ 62,717	$ (866)	$ (7,728)	$ 72,558